COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as follows:
	Jun 30	Dec 31
(MILLIONS)	2018	2017
Brookfield Renewable along with institutional investors	$69	$76
Brookfield Renewable's subsidiaries	340	468
	$409	$544